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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment No. ________________________________

   This Amendment (check one only):     [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ivy Investment Management Company

Address: 6300 Lamar Avenue
         Overland Park, KS 66202

Form 13F File Number: 28-10368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Kristen A. Richards

Title:   Senior Vice President

Phone:   (913) 236-1923


Signature, Place and Date of Signing:

    /s/ Kristen A. Richards         Overland Park, Kansas    November 14, 2011
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Report Type (check only one):

[_] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-7592                    Waddell & Reed Financial, Inc.

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